CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenues:
Total revenues		$ 54,032	$ 41,357	$ 143,157	$ 131,367
Cost of revenues:
Total cost of revenues		35,232	43,522	92,304	104,934
Gross profit (loss)		18,800	(2,165)	50,853	26,433
Operating costs and expenses:
Research and development		5,176	5,200	15,032	14,369
Sales and marketing		4,125	3,893	12,176	13,703
General and administrative		4,822	3,429	12,695	12,326
Depreciation and amortization		3,154	3,848	10,098	13,125
Impairment of capitalized software		507	611	927	1,115
Total operating costs and expenses		17,784	16,981	50,928	54,638
Operating income (loss)		1,016	(19,146)	(75)	(28,205)
Other (expense) income:
Interest expense, net		(5,731)	(2,894)	(9,686)	(6,910)
Loss on extinguishment of revolving credit facility		0	0	(788)	0
Gain on debt restructurings, net		12,366	0	13,690	0
Other income (expense), net		(72)	45	(864)	50
Income (Loss) before income taxes		7,579	(21,995)	2,277	(35,065)
Income tax provision		36	30	171	44
Income (Loss) from continuing operations		7,543	(22,025)	2,106	(35,109)
Income from discontinued operations (net of income tax provision (benefit) of $266, $(46), $674, and $555, respectively)		1,426	220	3,032	3,263
Net income (loss)		8,969	(21,805)	5,138	(31,846)
Preferred stock dividends		(827)	(756)	(2,425)	(2,218)
Net income (loss) attributable to common stockholders		$ 8,142	$ (22,561)	$ 2,713	$ (34,064)
Basic
Continuing operations		$ 0.54	$ (1.95)	$ (0.03)	$ (3.33)
Discontinued operations		0.12	0.02	0.25	0.29
Basic earnings per share (*)	[1]	0.66	(1.93)	0.23	(3.03)
Diluted
Continuing operations		(0.16)	(1.95)	(0.03)	(3.33)
Discontinued operations		0.11	0.02	0.25	0.29
Diluted earnings per share (*)	[1]	$ (0.06)	$ (1.93)	$ 0.23	$ (3.03)
Weighted-average shares used in computation of net earnings (loss) per share
Basic (*)	[1]	12,336,503	11,696,755	12,036,989	11,224,722
Diluted (*)	[1]	13,218,293	11,696,755	12,036,989	11,224,722
Other comprehensive loss:
Foreign currency translation adjustment		$ (1,292)	$ (433)	$ (1,385)	$ (958)
Comprehensive income (loss)		7,677	(22,238)	3,753	(32,804)
Mobile Solutions [Member]
Revenues:
Total revenues		32,282	22,534	73,431	64,469
Fixed Wireless Access Solutions [Member]
Revenues:
Total revenues		9,723	11,114	37,222	42,489
Product [Member]
Revenues:
Total revenues		42,005	33,648	110,653	106,958
Cost of revenues:
Total cost of revenues		33,592	42,788	86,812	101,375
Services And Other [Member]
Revenues:
Total revenues		12,027	7,709	32,504	24,409
Cost of revenues:
Total cost of revenues		$ 1,640	$ 734	$ 5,492	$ 3,559

[1]	Adjusted retroactively for reverse stock split that occurred on January 24, 2024, see Note 1. Rounding may affect summation.